PREFERRED SHARES - Schedule of Preferred Shares (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions						1 Months Ended				12 Months Ended
	Nov. 28, 2025	Jun. 30, 2025	Dec. 31, 2024	Oct. 31, 2024	Apr. 30, 2024	Jun. 29, 2025	Dec. 30, 2024	Oct. 30, 2024	Apr. 29, 2024	Dec. 31, 2025	Dec. 31, 2023
Class of Stock [Line Items]
Preferred shares			$ 2,499							$ 2,255	$ 2,499
Series 1
Class of Stock [Line Items]
Number of shares outstanding (in shares)										18,424
Current yield (as a percent)			4.94%				3.48%			4.94%
Annual dividend ( in Canadian dollars per share)										$ 1.23475
Redemption price per share (in Canadian dollars per share)										$ 25.00
Preferred shares			$ 456							$ 456	360
Series 1 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)										1.92%
Series 2
Class of Stock [Line Items]
Number of shares outstanding (in shares)										3,576
Current yield (as a percent)										4.14%
Redemption price per share (in Canadian dollars per share)										$ 25.00
Preferred shares			83							$ 83	179
Series 2 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)										1.92%
Series 3
Class of Stock [Line Items]
Number of shares outstanding (in shares)										11,715
Current yield (as a percent)		4.10%				1.69%				4.10%
Annual dividend ( in Canadian dollars per share)										$ 1.0255
Redemption price per share (in Canadian dollars per share)										$ 25.00
Preferred shares			246							$ 289	246
Series 3 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)										1.28%
Series 4
Class of Stock [Line Items]
Number of shares outstanding (in shares)										2,285
Current yield (as a percent)										3.50%
Redemption price per share (in Canadian dollars per share)										$ 25.00
Preferred shares			97							$ 54	97
Series 4 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)										1.28%
Series 5
Class of Stock [Line Items]
Number of shares outstanding (in shares)										12,071
Current yield (as a percent)										1.95%
Annual dividend ( in Canadian dollars per share)										$ 0.48725
Redemption price per share (in Canadian dollars per share)										$ 25.00
Preferred shares			294							$ 294	294
Series 5 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)										1.54%
Series 6
Class of Stock [Line Items]
Number of shares outstanding (in shares)										1,929
Current yield (as a percent)										3.97%
Redemption price per share (in Canadian dollars per share)										$ 25.00
Preferred shares			48							$ 48	48
Series 6 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)										1.54%
Series 7
Class of Stock [Line Items]
Number of shares outstanding (in shares)										24,000
Current yield (as a percent)					5.99%				3.90%	5.99%
Annual dividend ( in Canadian dollars per share)										$ 1.49625
Redemption price per share (in Canadian dollars per share)										$ 25.00
Preferred shares			589							$ 589	589
Series 7 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)										2.38%
Series 9
Class of Stock [Line Items]
Number of shares outstanding (in shares)										16,703
Current yield (as a percent)				5.08%				3.76%		5.08%
Annual dividend ( in Canadian dollars per share)										$ 1.27
Redemption price per share (in Canadian dollars per share)										$ 25.00
Preferred shares			410							$ 410	442
Series 9 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)										2.35%
Series 10
Class of Stock [Line Items]
Number of shares outstanding (in shares)										1,297
Current yield (as a percent)										4.78%
Redemption price per share (in Canadian dollars per share)										$ 25.00
Preferred shares			32							$ 32	0
Series 10 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)										2.35%
Series 11
Class of Stock [Line Items]
Number of shares outstanding (in shares)										0
Current yield (as a percent)										0.00%
Annual dividend ( in Canadian dollars per share)	$ 0.2094375									$ 0
Redemption price per share (in Canadian dollars per share)	$ 25.00									$ 0
Preferred shares			$ 244							$ 0	$ 244
Even numbered series of preferred shares
Class of Stock [Line Items]
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum										90 days
Series 8 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)										2.38%
Odd numbered series of preferred shares
Class of Stock [Line Items]
Period of time preferred stock or bond is considered for dividend yield calculation										5 years